Share-Based Payments	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Share-Based Payments
NOTE 32. SHARE-BASED PAYMENTS
a) Executive Incentive Plan (EIP)
Equity incentives are granted under the Executive Incentive Plan (EIP) which was approved by shareholders at the 20
21
 Annual General Meeting. In light of our increasing operations globally the Board reviewed the Company’s incentive arrangements to ensure that it continued to retain and motivate key executives in a manner that is aligned with members’ interests.
As a result of that review, an ‘umbrella’ EIP was adopted to which eligible executives are invited to apply for the grant of performance rights and/or options. Equity incentives granted in accordance with the EIP Rules are designed to provide meaningful remuneration opportunities and will reflect the importance of retaining a world-class management team. The Company endeavors to achieve simplicity and transparency in remuneration design, whilst also balancing competitive market practices in France, Germany, and Australia. The company grants Short Term Incentives (STIs) and Long-Term Incentives (LTIs) under the EIP. The weighted average remaining contractual life of performance rights outstanding at the end of the period was less than 3.50 years.

Set out below are summaries of all STI and LTI performance rights granted under the EIP excluding the performance rights issued to non-executive
directors:
Fiscal year ended June 30, 2023

Grant date	Fair value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
October 3, 2019	0.260	1,500,000	—	(1,500,000)	—	—	—
November 1, 2019	0.280	2,400,000	—	(2,400,000)	—	—	—
January 2, 2020	0.260	1,400,000	—	(1,400,000)	—	—	—
October 2, 2020	0.235	263,502	—	(263,502)	—	—	—
October 1, 2021	0.550	206,404	—	(188,705)	—	17,699	—
November 26, 2021	0.490	3,600,000	—	—	—	3,600,000	—
November 26, 2021	0.490	4,500,000	—	—	—	4,500,000	—
November 26, 2021	0.490	2,900,000	—	—	—	2,900,000	—
December 16, 2022	0.330	—	1,112,334	—	—	1,112,334	—

Total		16,769,906	1,112,334	(5,752,207)	—	12,130,033	—

The weighted average share price on the exercising date during the financial year 2023 is $0.24.
Fiscal year ended June 30, 2022

Grant date	Fair value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
October 3, 2019	0.260	3,000,000	—	(1,500,000)	—	1,500,000	—
November 1, 2019	0.280	2,400,000	—	—	—	2,400,000	1,200,000
January 2, 2020	0.260	1,900,000	—	(500,000)	—	1,400,000	450,000
October 2, 2020	0.235	263,502	—	—	—	263,502	263,502
October 1, 2021	0.550	—	206,404	—	—	206,404	—
November 26, 2021	0.490	—	3,600,000	—	—	3,600,000	—
November 26, 2021	0.490	—	4,500,000	—	—	4,500,000	—
November 26, 2021	0.490	—	2,900,000	—	—	2,900,000	—

Total		7,563,502	11,206,404	(2,000,000)	—	16,769,906	1,913,502

The weighted average share price on the exercising date during the financial year 2022 is $0.535.
Fiscal year ended June 30, 2021

Grant date	Fair value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 28, 2017	0.230	500,000	—	(500,000)	—	—	—
October 2, 2018	0.470	387,560	—	(387,560)	—	—	—
October 3, 2019	0.260	4,500,000	—	(1,500,000)	—	3,000,000	—
November 1, 2019	0.280	3,600,000	—	(1,200,000)	—	2,400,000	—
January 2, 2020	0.260	2,850,000	—	(950,000)	—	1,900,000	—
October 2, 2020	0.235	—	263,502	—	—	263,502	—

Total		11,837,560	263,502	(4,537,560)	—	7,563,502	—

The weighted average share price on the exercising date during the fiscal year 2021 is $0.235.

The fair value at grant date for short term incentive (STI) and long-term incentives (LTI) performance rights are determined using a Black-Scholes option pricing model that takes into account the exercise price, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option.
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2023 included:

Grant date	June 30 2023*
Share price at grant date	0.275
Expected price volatility of the Company’s shares	60%
Expected dividend yield	Nil
Risk-free interest rate	3.40%

*
Tranches 2 and 3 of performance rights granted during the year ended June 30, 2023 have not met the definition of grant date under AASB 2 - Share Based payments. Accordingly, the share based expense recognised was using an estimate of the grant date fair value at June 30, 2023. The value will be re-assessed
at each reporting date until grant date has been identified. For all tranches, the vesting conditions consist of service-based vesting conditions subject to certain defined corporate Key Performance Indicators (KPIs). The performance rights will expire, if not exercised, five years from the date of issue. There are no outstanding options under EIP at the beginning of the financial year 2023 and no option was granted during the year ended June 30, 2023

The model inputs for STI performance rights granted during the fiscal year ended June 30, 2022 included:

Grant date	June 30 2022*	November 26 2021*
Share price at grant date	$0.290	$0.490
Expected price volatility of the Company’s shares	75%	105%
Expected dividend yield	Nil	Nil
Risk-free interest rate	3.28%	1.39%

*
Tranches 2 and 3 of performance rights granted during the year ended June 30, 2022 have not met the definition of grant date under AASB 2 - Share Based payments. Accordingly, the share based expense recognised was using an estimate of the grant date fair value at June 30, 2022. For all tranches, the vesting conditions consist of service-based vesting conditions subject to certain defined corporate Key Performance Indicators (KPIs). The performance rights will expire, if not exercised, five years from the date of issue. There are no outstanding options under EIP at the beginning of the financial year 2022 and no option was granted during the year ended June 30, 2022.

The model inputs for STI performance rights granted during the fiscal year ended June 30, 2021 included:

Grant date	October 2, 2020
Share price at grant date	$0.235
Expected price volatility of the Company’s shares	88%
Expected dividend yield	Nil
Risk-free interest rate	0.12%
Fair value of options granted
No options were granted during the fiscal years ended June 30, 2023, June 30, 2022 and June 30, 2021.
(b) Performance rights issued to
non-executive
directors with shareholders’ approval
At the 2022 annual general meeting, shareholders approved the issue of 1,624,499 performance rights to Pete Meyers and Lucy Turnbull in lieu of cash for their
services as a
non-executive
directors. When exercisable, each performance right is convertible into one ordinary share. All the performance rights issued to non-executive
directors are exercisable into ordinary shares with $nil exercising price. The weighted average remaining contractual life of performance rights outstanding at the end of the period was less than 3.52 years.

2023 Grant date	Type of performance right granted	Fair value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number		Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 1, 2019	Director rights	0.280	1,000,000	—	(500,000)	—		500,000	—
November 23, 2022	Director rights	0.31	—	1,166,667	—	—		1,166,667	—
December 1, 2021	Director rights	0.490	339,621	—	(113,207)	—		226,414	—
November 23, 2022	Director rights	0.310	—	457,832	(92,966)	(364,866	)*	—	—

Total			1,339,621	1,624,499	(706,173)	(364,866)		1,893,081	—

*	The change during the year represents derecognition due to the cessation of the director.
The weighted average share price on the exercising date during the financial year 2023 is $0.28.

2022 Grant date	Type of performance right granted	Fair value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number		Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 16, 2018	Director rights	0.390	250,000	—	(250,000)	—		—	—
November 1, 2019	Director rights	0.280	1,500,000	—	(500,000)	—		1,000,000	—
October 27, 2020	Director rights	0.255	1,350,000	—	(450,000)	(900,000	)*	—	—
December 1, 2021	Director rights	0.490	—	339,621	—	—		339,621	—

Total			3,100,000	339,621	(1,200,000)	(900,000)		1,339,621	—

*	The change during the year represents derecognition due to the cessation of the director.
The weighted average share price on the exercising date during the financial year 2022 is $0.523.

2021 Grant date	Type of performance right granted	Fair value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 25, 2016	Director rights	0.380	273,637	—	(273,637)	—	—	—
November 17, 2017	Director rights	0.210	426,654	—	(426,654)	—	—	—
November 16, 2018	Director rights	0.390	500,000	—	(250,000)	—	250,000	—
November 1, 2019	Director rights	0.280	1,500,000		—	—	1,500,000	—
October 27, 2020	Director rights	0.255	—	1,350,000	—	—	1,350,000	—

Total			2,700,291	1,350,000	(950,291)	—	3,100,000	—

The weighted average share price on the exercising date during the fiscal year 2021 is $0.276.
On November 5, 2019, there was a 10 to 1 share consolidation. The number of performance rights and fair value in fiscal year 2023, 2022 and 2021 movement table have therefore been adjusted retrospectively for the share consolidation.
Fair value of performance rights granted
The fair value at grant date for the performance rights issued to non-executive
directors with shareholders’ approval are determined using a Black- Scholes option pricing model that takes into account the exercise price, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option.
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2023 included:

Grant date	June 30, 2023*	November 23, 2022
Share price at grant date	$0.315	$0.310
Expected price volatility of the Company’s shares	75%	75%
Expected dividend yield	Nil	Nil
Risk-free interest rate	3.94%	3.40%

*
Director performance rights granted during the year ended June 30, 2023 have not met the definition of grant date under AASB 2 - Share Based payments. Accordingly, the share-based expense recognised was using an estimate of the grant date fair value at June 30, 2023. The value will be re-assessed at the next reporting date as the grant date will be the 2023 AGM date.

The model inputs for STI performance rights granted during the fiscal year ended June 30, 2022 included:

Grant date	June 30, 2022*	November 26, 2021*
Share price at grant date	$0.290	$0.490
Expected price volatility of the Company’s shares	75%	105%
Expected dividend yield	Nil	Nil
Risk-free interest rate	3.28%	1.39%

*
Tranches 2 and 3 of performance rights granted during the year ended June 30, 2022 have not met the definition of grant date under AASB 2 - Share Based payments. Accordingly, the share based expense recognised was using an estimate of the grant date fair value at June 30, 2022. The value will be re-assessed at each reporting date until grant date has been identified.

The model inputs for STI performance rights granted during the fiscal year ended June 30, 2021 included:

Grant date	October 27, 2020
Share price at grant date	$ 0.255
Expected price volatility of the Company’s shares	92%
Expected dividend yield	Nil
Risk-free interest rate	0.14%
(c) Options issued to other parties
During the fiscal year ended June 30, 2016, options were issued to Ridgeback Capital Investments and Trout Group LLC and eligible to be exercised. The weighted average remaining contractual life of performance rights outstanding at the end of the period was less than 2.1 years.
Set out below is a summary of the options granted to both parties:

2023 Grant date	Expiry date	Exercise price	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Forfeited during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
July 31, 2015	August 5, 2020	0.235	—	—	—	—	—	—
July 31, 2015	August 5, 2025	0.248	847,600	—	—	—	847,600	—
October 30, 2015	October 30, 2020	0.568	—	—	—	—	—	—
March 7, 2016	March 7, 2021	0.398	—	—	—	—	—	—

Total			847,600	—	—	—	847,600	—

Fair value of options granted
No options granted during the fiscal year ended June 30, 2023 (2022 – nil). The fair value at grant date is determined using a Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option.

(d) Expenses arising from share-based payment transactions
Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense were as follows:

	Consolidated
	June 30, 2023 A$	June 30, 2022 A$
Employee share-based payment expense	2,001,572	1,486,841

	2,001,572	1,486,841

Share-based payment transactions with employees are recognized during the period as a part of corporate and administrative expenses.